Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Equity Defined Protection ETF® – 1 Yr February

Innovator Growth-100 Power Buffer ETF™ – February

Innovator International Developed Power Buffer ETF™ – February

Innovator U.S. Equity Buffer ETF™ – February

Innovator U.S. Equity Power Buffer ETF™ – February

Innovator U.S. Equity Ultra Buffer ETF™ – February

Innovator U.S. Small Cap Power Buffer ETF™ – February

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 3, 2025 or February 27, 2025

January 23, 2026

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The current Outcome Period will end on January 31, 2026, and each Fund will commence a new Outcome Period that will begin on February 1, 2026 and end on January 31, 2027. Each Fund’s Cap will not be determined until the start of the new Outcome Period. At the commencement of the new Outcome Period, each Fund will file a supplement to its prospectus that will include the actual Cap for the new Outcome Period, which may be higher or lower than the estimated Cap ranges set forth below. As of January 23, 2026, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Estimated Cap Range
Innovator Equity Defined Protection ETF® – 1 Yr February	ZFEB	5.65% – 7.15% (4.86% – 6.36% after taking into account the Fund’s unitary management fee)
Innovator Growth-100 Power Buffer ETF™ – February	NFEB	13.23% – 16.23% (12.44% –15.44% after taking into account the Fund’s unitary management fee)
Innovator International Developed Power Buffer ETF™ – February	IFEB	11.54% –16.54% (10.69% – 15.69% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Buffer ETF™ – February	BFEB	15.03% – 16.53% (14.24% – 15.74% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Power Buffer ETF™ – February	PFEB	11.09% – 12.59% (10.30% – 11.80% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Ultra Buffer ETF™ – February	UFEB	10.43% – 12.18% (9.64% – 11.39% after taking into account the Fund’s unitary management fee)
Innovator U.S. Small Cap Power Buffer ETF™ – February	KFEB	15.42% – 18.42% (14.63% – 17.63% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference